INCOME TAXES - Schedule of Reconciliation of Effective Income Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Earnings before income tax	$ 2,207	$ 1,720
Canadian statutory tax rate (percent)	23.30%	23.80%
Income tax at statutory rate	$ 514	$ 409
Tax rate changes and foreign rate differential	29	4
Changes in estimate and other	10	(24)
Permanent items	(10)	(1)
Income in equity accounted investee	(30)	(54)
Acquisition impact	0	(488)
Income tax expense	$ 513	$ (154)